UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2017        (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2017

	Principal
	Amount†		Value
Corporate Bonds and Notes - 67.9%
Financials - 24.6%
Ally Financial, Inc.
4.125%, 02/13/22	$7,915,000		$8,176,986
8.000%, 11/01/31	1,267,000		1,634,303
Alta Wind Holdings LLC
7.000%, 06/30/35[1]	5,819,873		6,557,965
American International Group, Inc.
4.875%, 06/01/22	560,000		615,124
Bank of America Corp.
6.110%, 01/29/37	38,050,000		47,575,397
EMTN, 4.625%, 09/14/18	1,750,000	EUR	2,159,274
MTN, 4.250%, 10/22/26	2,610,000		2,730,541
MTN, Series C, 6.050%, 06/01/34	22,100,000		26,389,318
Canadian Imperial Bank of Commerce (Canada)
1.600%, 09/06/19	2,120,000		2,107,857
Citigroup, Inc.
5.130%, 11/12/19	5,835,000	NZD	4,390,063
Cooperatieve Centrale
Raiffeisen-Boerenleenbank (Netherlands)
3.875%, 02/08/22	9,090,000		9,636,517
3.950%, 11/09/22	2,190,000		2,298,373
1.700%, 03/19/18	2,000,000		2,002,255
Equifax, Inc.
7.000%, 07/01/37	4,421,000		5,361,840
General Electric Co., GMTN
4.250%, 01/17/18	5,010,000	NZD	3,637,313
The Goldman Sachs Group, Inc.
6.750%, 10/01/37	14,590,000		19,248,462
MPLE, 3.375%, 02/01/18	1,700,000	CAD	1,369,932
Highwoods Realty, L.P.
7.500%, 04/15/18	2,405,000		2,476,293
Jefferies Group LLC
5.125%, 01/20/23	8,800,000		9,612,063
JPMorgan Chase & Co.
4.125%, 12/15/26	14,350,000		14,962,481
4.250%, 11/02/18	7,360,000	NZD	5,394,298
JPMorgan Chase Bank, N.A.
1.650%, 09/23/19	8,457,000		8,425,946
Lloyds Banking Group PLC (United Kingdom)
4.500%, 11/04/24	18,500,000		19,382,467
4.582%, 12/10/25	20,972,000		22,036,613
Marsh & McLennan Cos., Inc.
5.875%, 08/01/33	8,295,000		10,268,553
MBIA Insurance Corp.
(3-Month LIBOR plus 11.260%)
12.564%, 01/15/33[1,2]	525,000		252,000
Morgan Stanley
3.950%, 04/23/27	17,265,000		17,563,335
GMTN, 4.350%, 09/08/26	5,000,000		5,234,539
MTN, 4.100%, 05/22/23	12,910,000		13,499,070

	Principal
	Amount†		Value
Morgan Stanley
MTN, 6.250%, 08/09/26	$11,000,000		13,185,075
Mutual of Omaha Insurance Co.
6.800%, 06/15/36[1]	13,925,000		17,832,084
National City Bank of Indiana
4.250%, 07/01/18	6,310,000		6,434,031
National City Corp.
6.875%, 05/15/19	1,905,000		2,049,974
National Life Insurance Co.
10.500%, 09/15/39[1,3]	5,000,000		8,298,277
Navient Corp.
5.500%, 01/25/23	18,070,000		18,295,875
Old Republic International Corp.
3.750%, 03/15/18[4,5]	15,095,000		19,302,731
4.875%, 10/01/24	4,915,000		5,282,176
The Penn Mutual Life Insurance Co.
7.625%, 06/15/40[1]	8,885,000		12,173,359
Quicken Loans, Inc.
5.750%, 05/01/25[1]	3,895,000		4,089,750
Realty Income Corp.
5.750%, 01/15/21	2,125,000		2,329,476
Royal Bank of Canada (Canada)
Series GMTN
1.625%, 04/15/19	1,348,000		1,343,829
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	4,650,000		5,115,214
Santander Issuances SAU (Spain)
5.179%, 11/19/25	27,800,000		29,924,563
Societe Generale, S.A. (France)
4.750%, 11/24/25[1,5]	11,000,000		11,646,012
5.200%, 04/15/21[1]	7,000,000		7,625,554
Springleaf Finance Corp.
5.250%, 12/15/19	12,890,000		13,418,490
8.250%, 10/01/23[5]	10,865,000		12,331,775
Weyerhaeuser Co.
6.875%, 12/15/33	12,890,000		16,708,257
7.375%, 10/01/19	3,915,000		4,322,271
7.375%, 03/15/32	1,930,000		2,677,384
Total Financials			489,385,335
Industrials - 40.0%
America Movil SAB de CV (Mexico)
6.450%, 12/05/22	169,300,000	MXN	8,843,299
American Airlines 2013-1 Class A Pass Through Trust
4.000%, 07/15/25	1,922,500		2,015,741
American Airlines 2016-1 Class B Pass Through Trust
Series B
5.250%, 01/15/24	21,528,061		22,931,906

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†	Value
Industrials - 40.0% (continued)
American Airlines 2016-2 Class B Pass Through Trust
4.375%, 06/15/24[1]	$23,875,000	24,352,500
American Airlines 2017-1B Class B Pass Through Trust
Series B
4.950%, 02/15/25	4,055,000	4,242,341
APL, Ltd.
8.000%, 01/15/24[3]	250,000	236,875
Apple, Inc.
1.100%, 08/02/19	485,000	480,809
1.550%, 02/07/20	2,180,000	2,169,236
1.800%, 05/11/20	18,480,000	18,488,319
ArcelorMittal (Luxembourg)
7.250%, 03/01/41[6]	11,065,000	13,098,194
7.500%, 10/15/39[6]	6,604,000	7,924,800
AT&T, Inc.
3.400%, 05/15/25	13,530,000	13,346,004
3.950%, 01/15/25	4,345,000	4,462,830
4.125%, 02/17/26	35,605,000	36,533,835
CenturyLink, Inc.
Series P, 7.600%, 09/15/39	9,335,000	8,261,475
Series S, 6.450%, 06/15/21	5,900,000	6,139,127
Chesapeake Energy Corp.
6.625%, 08/15/20	55,000	56,650
6.875%, 11/15/20	85,000	87,550
Choice Hotels International, Inc.
5.700%, 08/28/20	11,900,000	12,911,500
Continental Airlines, Inc.
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	1,088	1,121
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	35,108	38,838
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	13,359,027	14,694,929
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	2,267,649	2,398,039
Continental Resources, Inc.
3.800%, 06/01/24	2,025,000	1,954,125
4.500%, 04/15/23[5]	385,000	385,963
Corning, Inc.
6.850%, 03/01/29[5]	9,142,000	11,531,743
Cox Communications, Inc.
4.800%, 02/01/35[1]	3,369,000	3,335,845
Cummins, Inc.
5.650%, 03/01/98	6,460,000	7,274,286
Darden Restaurants, Inc.
6.000%, 08/15/35	2,635,000	3,023,961
Dell International LLC / EMC Corp.
6.020%, 06/15/26[1]	3,270,000	3,631,499
8.100%, 07/15/36[1]	5,470,000	6,845,697

	Principal
	Amount†	Value
Dell International LLC / EMC Corp.
8.350%, 07/15/46[1]	$2,990,000	$3,840,154
Delta Air Lines, Inc.
2007-1 Class B Pass Through Trust, Series 071B
8.021%, 08/10/22	5,654,437	6,446,058
Devon Energy Corp.
3.250%, 05/15/22	5,256,000	5,318,183
Dillard’s, Inc.
7.000%, 12/01/28	225,000	249,923
Embarq Corp.
7.995%, 06/01/36	5,830,000	5,917,450
Embraer Netherlands Finance BV (Netherlands)
5.400%, 02/01/27	2,325,000	2,517,975
Enbridge Energy Partners L.P.
7.375%, 10/15/45	4,595,000	5,919,326
Energy Transfer L.P. / Regency Energy Finance Corp.
4.500%, 11/01/23	700,000	733,552
EnLink Midstream Partners L.P.
4.150%, 06/01/25	6,145,000	6,194,586
Enterprise Products Operating LLC
3.900%, 02/15/24	6,400,000	6,709,739
4.050%, 02/15/22	2,219,000	2,349,053
EQT Corp.
6.500%, 04/01/18	35,420,000	36,169,501
ERAC USA Finance LLC
6.375%, 10/15/17[1]	4,910,000	4,917,564
6.700%, 06/01/34[1]	1,250,000	1,559,040
7.000%, 10/15/37[1]	19,033,000	25,034,929
Foot Locker, Inc.
8.500%, 01/15/22	520,000	604,032
Ford Motor Co.
6.375%, 02/01/29	1,990,000	2,330,331
Ford Motor Credit Co. LLC, GMTN
4.389%, 01/08/26	68,075,000	70,807,407
General Motors Co.
5.200%, 04/01/45	2,760,000	2,778,436
General Motors Financial Co., Inc.
5.250%, 03/01/26	9,680,000	10,508,187
Georgia-Pacific LLC
5.400%, 11/01/20[1]	5,175,000	5,670,740
HCA, Inc.
4.500%, 02/15/27	3,040,000	3,108,400
7.500%, 11/06/33	75,000	85,125
Hewlett Packard Enterprise Co.
6.350%, 10/15/45[6]	2,243,000	2,377,337
International Business Machines Corp.
1.625%, 05/15/20	5,980,000	5,954,127

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†		Value
Industrials - 40.0% (continued)
INVISTA Finance LLC
4.250%, 10/15/19[1]	$14,000,000		14,420,000
Kinder Morgan Energy Partners, L.P.
3.500%, 09/01/23	6,685,000		6,758,202
4.150%, 03/01/22	5,620,000		5,880,989
4.150%, 02/01/24	14,000,000		14,511,883
5.300%, 09/15/20	1,415,000		1,525,860
5.800%, 03/01/21	4,320,000		4,727,489
KLA-Tencor Corp.
5.650%, 11/01/34	4,590,000		5,208,098
Macy’s Retail Holdings, Inc.
4.500%, 12/15/34	170,000		146,294
Marks & Spencer PLC (United Kingdom)
7.125%, 12/01/37[1]	4,725,000		5,522,318
Masco Corp.
6.500%, 08/15/32	254,000		302,893
7.125%, 03/15/20	357,000		396,270
7.750%, 08/01/29	499,000		657,080
Methanex Corp. (Canada)
5.250%, 03/01/22	350,000		368,753
Microsoft Corp.
1.100%, 08/08/19	3,819,000		3,784,948
Missouri Pacific Railroad Co.
5.000%, 01/01/45[3]	825,000		795,268
New Albertson’s, Inc.
7.450%, 08/01/29	3,195,000		2,476,125
7.750%, 06/15/26	915,000		750,300
MTN, Series C,, 6.625%, 06/01/28	1,015,000		781,550
Newell Brands, Inc.
4.000%, 12/01/24	3,085,000		3,222,388
Noble Energy, Inc.
3.900%, 11/15/24[5]	3,670,000		3,757,248
ONEOK Partners, L.P.
4.900%, 03/15/25	28,736,000		30,732,166
6.200%, 09/15/43	245,000		279,211
Owens Corning
7.000%, 12/01/36	2,715,000		3,512,040
Panhandle Eastern Pipe Line Co., L.P.
6.200%, 11/01/17	5,520,000		5,538,443
7.000%, 06/15/18	26,505,000		27,408,501
Petrobras Global Finance BV (Netherlands)
5.625%, 05/20/43	580,000		517,650
Plains All American Pipeline L.P. / PAA Finance Corp.
6.500%, 05/01/18[5]	8,975,000		9,191,196
Portugal Telecom International Finance, B.V., EMTN (Netherlands)
4.500%, 06/16/25[7]	500,000	EUR	200,856
The Priceline Group, Inc.
0.900%, 09/15/21[4,5]	11,970,000		13,735,575

	Principal
	Amount†	Value
PulteGroup, Inc.
6.000%, 02/15/35	$8,860,000	9,236,550
6.375%, 05/15/33	5,135,000	5,571,475
Qwest Capital Funding, Inc.
6.500%, 11/15/18	620,000	651,000
6.875%, 07/15/28	1,190,000	1,137,140
7.625%, 08/03/21	2,135,000	2,222,599
Qwest Corp.
6.875%, 09/15/33	6,161,000	6,029,194
7.250%, 09/15/25	1,185,000	1,311,210
7.250%, 10/15/35	2,165,000	2,165,742
Reliance Holding USA, Inc.
5.400%, 02/14/22[1]	3,250,000	3,571,094
Samsung Electronics Co., Ltd. (South Korea)
7.700%, 10/01/27[1]	2,420,000	2,866,262
Sealed Air Corp.
5.500%, 09/15/25[1]	1,580,000	1,738,000
Telecom Italia Capital, S.A. (Luxembourg)
6.000%, 09/30/34	4,665,000	5,160,656
6.375%, 11/15/33	3,530,000	4,063,913
Telefonica Emisiones SAU (Spain)
4.570%, 04/27/23	900,000	983,208
Telekom Malaysia Bhd (Malaysia)
7.875%, 08/01/25[1]	250,000	324,170
Time Warner Cable LLC
5.500%, 09/01/41	805,000	835,852
The Toro Co.
6.625%, 05/01/37[3]	6,810,000	7,806,329
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	15,140,000	19,557,057
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 07/02/22	9,542,702	10,401,545
United Airlines 2014-1 Class A Pass Through Trust
Series A
4.000%, 04/11/26	8,202,702	8,676,327
United States Steel Corp.
6.650%, 06/01/37[5]	3,595,000	3,451,200
US Airways 2011-1 Class A Pass Through Trust
Series A
7.125%, 10/22/23	2,536,142	2,981,996
Vale Overseas, Ltd. (Brazil)
6.875%, 11/21/36	3,665,000	4,196,425
Verizon Communications, Inc.
3.500%, 11/01/24	27,900,000	28,407,711
4.862%, 08/21/46	25,890,000	26,243,784
Viacom, Inc.
4.850%, 12/15/34	1,684,000	1,586,936

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†		Value
Industrials - 40.0% (continued)
Virgin Australia 2013-1A Trust (Australia)
5.000%, 10/23/23[1]	$832,652		$871,120
Western Digital Corp.
7.375%, 04/01/23[1]	5,845,000		6,403,198
WestRock MWV LLC
7.550%, 03/01/47[3]	970,000		1,343,386
Total Industrials			796,704,865
Utilities - 3.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)
7.250%, 08/01/18[1]	21,130,000		22,005,627
Allegheny Energy Supply Co. LLC
6.750%, 10/15/39[1]	3,285,000		4,730,400
Bruce Mansfield Unit 1 2007 Pass Through Trust
6.850%, 06/01/34[3]	7,320,713		3,202,812
DCP Midstream Operating L.P.
6.450%, 11/03/36[1]	870,000		913,500
EDP Finance, B.V. (Netherlands)
4.900%, 10/01/19[1]	600,000		629,538
Empresa Nacional de Electricidad S.A. (Cayman
Islands)
7.875%, 02/01/27	2,900,000		3,710,140
Enel Finance International N.V. (Netherlands)
6.000%, 10/07/39[1]	18,382,000		22,657,863
EMTN, 5.750%, 09/14/40	210,000	GBP	380,787
Mackinaw Power LLC
6.296%, 10/31/23[1,3]	3,932,231		4,141,941
Tenaga Nasional Bhd (Malaysia)
7.500%, 11/01/25[1]	2,000,000		2,546,694
Total Utilities			64,919,302
Total Corporate Bonds and Notes (Cost $1,215,240,966)			1,351,009,502
Asset-Backed Securities - 4.2%
FAN Engine Securitization, Ltd.
Series 2013-1A, Class 1A
4.625%, 10/15/43[1,3]	11,778,673		11,643,218
John Deere Owner Trust
Series 2015-A, Class A4
1.650%, 12/15/21	3,980,000		3,980,069
John Deere Owner Trust 2015
Series 2015-A, Class A3
1.320%, 06/17/19	4,862,647		4,860,826
Rise, Ltd.
Series 2014-1, Class A
4.750%, 02/15/39[8,9]	15,811,396		15,890,453
Shenton Aircraft Investment I, Ltd.
Series 2015-1A, Class A
4.750%, 10/15/42[1]	39,199,031		41,044,936

	Principal
	Amount†		Value
Trinity Rail Leasing, L.P.
Series 2009-1A, Class A
6.657%, 11/16/39[1]	$3,519,915		$3,635,073
Series 2012-1A, Class A1
2.266%, 01/15/43[1]	1,783,658		1,759,052
Total Asset-Backed Securities (Cost $80,546,715)			82,813,627
Mortgage-Backed Security - 0.0%#
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class D
5.813%, 03/15/44 (Cost $396,982)[1,9]	435,000		403,551
Municipal Bonds - 0.9%
Illinois State
5.100%, 06/01/33	1,070,000		1,082,091
Michigan Tobacco Settlement Finance Authority
7.309%, 06/01/34	2,720,000		2,685,891
Virginia Tobacco Settlement Financing Corp.
6.706%, 06/01/46	16,290,000		14,901,929
Total Municipal Bonds (Cost $19,446,528)			18,669,911
U.S. Government and Agency Obligations - 3.9%
Fannie Mae - 0.1%
FNMA,
3.000%, 07/01/27	1,935,859		1,994,652
6.000%, 07/01/29	1,357		1,540
Total Fannie Mae	1,937,216		1,996,192
Freddie Mac - 0.0%
FHLMC Gold,
5.000%, 12/01/31	17,293		18,858
U.S. Treasury Obligations - 3.8%
U.S. Treasury Notes,
0.750%, 09/30/18	46,000,000		45,721,484
0.875%, 05/31/18	30,000,000		29,921,485
Total U.S. Treasury Obligations	76,000,000		75,642,969
Total U.S. Government and Agency Obligations (Cost $77,977,083)			77,658,019
Foreign Government Obligations - 6.8%
Brazilian Government International Bond
8.500%, 01/05/24	6,650,000	BRL	2,126,765
Brazilian Government International Bonds
10.250%, 01/10/28	5,750,000	BRL	1,974,715
Canadian Government Notes
0.750%, 09/01/20	15,225,000	CAD	11,908,140
European Investment Bank Bonds
0.000%, 03/10/21[10]	5,000,000	AUD	3,544,107

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government Obligations - 6.8% (continued)
Inter-American Development Bank Bonds
EMTN, 6.000%, 12/15/17	4,215,000	NZD	3,067,086
Mexican Bonos Bonds
Series M
7.750%, 05/29/31	49,000,000	MXN	2,851,848
Series M
8.000%, 12/07/23	122,500,000	MXN	7,158,413
Series M 20
7.500%, 06/03/27	111,000,000	MXN	6,362,232
Series M 20
8.500%, 05/31/29	36,000,000	MXN	2,219,842
Series M 20
10.000%, 12/05/24	761,500,000	MXN	49,514,227
New South Wales Treasury Corp. Notes
Series 18
6.000%, 02/01/18	19,850,000	AUD	15,783,433
New Zealand Government Notes
Series 319
5.000%, 03/15/19	14,845,000	NZD	11,189,877
Norway Government Bonds
Series 473
4.500%, 05/22/19[1]	18,955,000	NOK	2,532,004
Series 474
3.750%, 05/25/21[1]	13,210,000	NOK	1,826,971
Saudi Government International Bond
2.375%, 10/26/21[1]	4,045,000		3,990,393
3.250%, 10/26/26[1]	8,995,000		8,895,155
Total Foreign Government Obligations (Cost $171,231,185)			134,945,208

	Shares
Preferred Stocks - 0.8%
Financials - 0.8%
Arconic, Inc. [4]	98,605		3,835,734
Bank of America Corp. [5]	20,000		514,800
Bank of America Corp. [4]	7,808		10,161,878
Navient Corp. [5]	41,250		991,650
			15,504,062
Total Financials
Utilities - 0.0%
Entergy New Orleans, Inc.	482		47,236
Entergy New Orleans, Inc.	100		10,105
Wisconsin Electric Power Co.	3,946		349,221
Total Utilities			406,562
Total Preferred Stocks (Cost $13,331,764)			15,910,624

	Principal Amount†	Value
Short-Term Investments - 8.5%
Repurchase Agreements - 1.6%[11]
Bank of Nova Scotia, dated 09/29/17, due 10/02/17, 1.060% total to be received $7,462,518 (collateralized by various U.S. Government Agency Obligations, 3.000%, 07/20/46 - 08/20/47, totaling $7,611,768)	$7,461,859	$7,461,859
Cantor Fitzgerald Securities, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $7,462,524 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 10/12/17 - 05/20/67, totaling $7,611,096)	7,461,859	7,461,859
ING Financial Markets LLC, dated 09/29/17, due 10/02/17, 1.050% total to be received $3,224,186 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.000%, 03/01/26 - 11/01/46, totaling $3,288,412)	3,223,904	3,223,904
MUFG Securities America, Inc., dated 09/29/17, due 10/02/17, 1.060% total to be received $7,462,518 (collateralized by various U.S. Government Agency Obligations, 1.920% - 5.370%, 01/01/19 - 08/20/67, totaling $7,611,096)	7,461,859	7,461,859
State of Wisconsin Investment Board, dated 09/29/17, due 10/02/17, 1.200% total to be received $5,808,611 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $5,934,834)	5,808,030	5,808,030
Total Repurchase Agreements		31,417,511
U.S. Government and Agency Obligations - 2.0%
Fannie Mae Discount Notes, 0.279%, 10/30/17[10]	10,940,000	10,930,835
Federal Home Loan Bank Discount Notes, 0.989%, 01/19/18[10]	28,355,000	28,262,279
Total U.S. Government and Agency Obligations		39,193,114
U.S. Government Obligations - 3.0%
U.S. Treasury Bills, 0.125%, 10/12/17[10]	14,060,000	14,055,618
U.S. Treasury Bills, 0.641%, 11/30/17[10]	25,000,000	24,959,470
U.S. Cash Management Bills, 0.929%, 01/02/18[10]	21,645,000	21,588,026
Total U.S. Government Obligations		60,603,114

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92%[12]	37,870,789	37,870,789
Total Short-Term Investments (Cost $169,083,100)		169,084,528

	Shares	Value
Total Investments - 93.0% (Cost $1,747,254,323)		1,850,494,970
Other Assets, less Liabilities - 7.0%		138,434,912
Net Assets - 100.0%		$1,988,929,882

†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2017, the value of these securities amounted to $316,735,047 or 15.9% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2017.
[3]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timley sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The market value of illiquid securities at September 30, 2017, amounted to $37,468,106 or 1.9% of net assets.
[4]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at September 30, 2017, amounted to $47,035,918 or 2.4% percent of net assets.
[5]	Some or all of these securities, amounting to $30,324,332 or 1.5% of net assets, were out on loan to various brokers.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[8]	Fair Valued level 3 security.
[9]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[10]	Represents yield to maturity at September 30, 2017.
[11]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[12]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MPLE	A bond denominated in Canadian dollars that is sold in Canada by foreign institutions and companies.
MTN	Medium-Term Note
SAU	Saugus
USD	US Dollars
EUR	Euro Dollar
NZD	New Zealand Dollar
CAD	Canadian Dollar
MXN	Mexico Peso
GBP	British Pound
BRL	Brazil Real
AUD	Australian Dollars
NOK	Norway Krone

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$1,351,009,502	—	$1,351,009,502
Asset-Backed Securities	—	66,923,174	$15,890,453	82,813,627
Mortgage-Backed Security	—	403,551	—	403,551
Municipal Bonds	—	18,669,911	—	18,669,911
U.S. Government and Agency Obligations	—	77,658,019	—	77,658,019
Foreign Government Obligations	—	134,945,208	—	134,945,208
Preferred Stocks††	$15,910,624	—	—	15,910,624
Short-Term Investments
U.S. Government and Agency Obligations	—	39,193,114	—	39,193,114
U.S. Government Obligations	—	60,603,114	—	60,603,114
Repurchase Agreements	—	31,417,511	—	31,417,511
Other Investment Companies	37,870,789	—	—	37,870,789

Total Investments in Securities	$53,781,413	$1,780,823,104	$15,890,453	$1,850,494,970

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to Fund’s Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

Asset-Backed Securities
Balance as of December 31, 2016	$18,843,935
Accrued Discounts (premiums)	(4,943)
Realized gain (loss)	(21,588)
Change in unrealized appreciation (depreciation)	490,158
Purchases	—
Sales	(3,417,109)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2017	$15,890,453

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017	$400,875

The Fund’s investment that is categorized as Level 3 is valued utilizing third party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

Country	Percent †
Australia	1.0%
Bermuda	0.9%
Brazil	0.5%
Canada	0.9%
Cayman Islands	2.7%
France	1.1%
Ireland	0.7%
Luxembourg	2.0%
Malaysia	0.2%
Mexico	4.6%
Netherlands	2.3%
New Zealand	0.7%
Norway	0.2%
Saudi Arabia	0.8%
South Korea	0.2%
Spain	1.8%
United Arab Emirates	1.3%
United Kingdom	3.1%
United States	75.0%

100.0%

†	As a percentage of total long-term investments as of September 30, 2017.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (unaudited) September 30, 2017

	Principal
	Amount†		Value
Corporate Bonds and Notes - 50.0%
Financials - 17.7%
Banco Latinoamericano de Comercio Exterior, S.A. (Panama)
3.250%, 05/07/20[1]	$150,000		$153,375
Bank of America Corp., MTN
4.200%, 08/26/24	130,000		136,725
Barclays PLC (United Kingdom)
3.650%, 03/16/25	200,000		200,419
Braskem Finance, Ltd. (Cayman Islands)
5.750%, 04/15/21[1]	200,000		215,250
Citigroup, Inc.
4.400%, 06/10/25	75,000		78,956
Commerzbank AG (Germany)
Series EMTN
4.000%, 03/23/26	40,000	EUR	52,797
Credit Agricole, S.A. (France)
(GBP Swap 5 Year plus 4.535%)
7.500%, 06/23/2166[2,3]	100,000	GBP	153,095
General Motors Financial Co., Inc.
4.000%, 01/15/25	120,000		122,384
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. (Australia)
3.400%, 09/30/26[1]	60,000		59,008
HSBC Holdings PLC, EMTN (United Kingdom)
5.750%, 12/20/27	55,000	GBP	89,731
International Bank for Reconstruction & Development
Series MTN
2.500%, 03/12/20	160,000	AUD	126,226
JPMorgan Chase & Co.
3.875%, 02/01/24	75,000		79,380
Series X, (3-Month LIBOR plus 3.330%), 6.100%, 04/01/66[2,3]	65,000		71,743
The Korea Development Bank (South Korea)
Series MTN
4.500%, 11/22/19	60,000	AUD	48,336
Lloyds Banking Group PLC (United Kingdom)
4.500%, 11/04/24	200,000		209,540
(USD Swap 5 Year plus 4.760%), 7.500%, 06/27/64[2,3,4]	70,000		78,488
Old Republic International Corp.
4.875%, 10/01/24	100,000		107,471
Royal Bank of Scotland Group PLC (United Kingdom)
(USD Swap 5 Year plus 5.800%)
7.500%, 08/10/2165[2,3]	200,000		209,450
Santander Holdings USA, Inc.
2.650%, 04/17/20	110,000		110,504

	Principal
	Amount†		Value
Societe Generale, S.A. (France)
(EUR Swap 5 Year plus 5.538%)
6.750%, 04/07/2161[2,3]	105,000	EUR	$136,819
Ventas Realty LP
3.100%, 01/15/23	70,000		70,334
Total Financials			2,510,031
Industrials - 27.7%
Alfa, SAB de CV (Mexico)
5.250%, 03/25/24[1,4]	200,000		217,690
Alimentation Couche-Tard, Inc. (Canada)
3.550%, 07/26/27[1]	30,000		30,253
America Movil SAB de CV (Mexico)
6.450%, 12/05/22	40,000	MXN	208,938
BRF, S.A. (Brazil)
7.750%, 05/22/18[1]	300,000	BRL	93,538
Cemex SAB de CV (Mexico)
5.700%, 01/11/25[1,4]	200,000		213,200
Corp. Nacional del Cobre de Chile (Chile)
4.500%, 09/16/25[1]	245,000		261,038
Covanta Holding Corp.
5.875%, 07/01/25	30,000		29,513
Delta Air Lines 2015-1 Class B Pass Through Trust
Series 15-1
4.250%, 07/30/23	60,743		63,294
Embraer Netherlands Finance BV (Netherlands)
5.050%, 06/15/25	75,000		79,594
5.400%, 02/01/27	15,000		16,245
Enbridge, Inc. (Canada)
2.900%, 07/15/22	25,000		25,146
Energy Transfer, L.P.
4.050%, 03/15/25	210,000		212,907
Freeport-McMoRan, Inc.
4.550%, 11/14/24[4]	120,000		120,120
5.450%, 03/15/43	100,000		93,437
General Electric Co.
Series D
(3-Month LIBOR plus 3.330%)
5.000%, 06/15/2166[2,3]	246,000		260,194
Glencore Finance Canada, Ltd. (Canada)
5.550%, 10/25/42[1,5]	115,000		127,201
Hyundai Capital America
2.750%, 09/27/26[1]	85,000		77,928
Intel Corp.
3.700%, 07/29/25	100,000		105,751
INVISTA Finance LLC
4.250%, 10/15/19[1]	130,000		133,900

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†		Value
Industrials - 27.7% (continued)
Israel Chemicals, Ltd. (Israel)
4.500%, 12/02/24[1]	$125,000		$129,100
Kinder Morgan Energy Partners L.P.
4.250%, 09/01/24	220,000		228,308
KT Corp. (South Korea)
2.500%, 07/18/26[1]	200,000		186,792
Southern Copper Corp. (Peru)
3.875%, 04/23/25	130,000		134,274
Southwestern Energy Co.
6.700%, 01/23/25[5]	15,000		15,225
Telecom Italia Capital SA (Luxembourg)
7.200%, 07/18/36	45,000		55,573
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36[4]	35,000		37,925
Union Andina de Cementos SAA (Peru)
5.875%, 10/30/21[1]	250,000		263,500
Vale, S.A. (Brazil)
5.625%, 09/11/42	240,000		244,800
Whiting Petroleum Corp.
5.750%, 03/15/21[4]	40,000		39,300
YPF, S.A. (Argentina)
8.500%, 07/28/25[1,4]	180,000		207,414
Total Industrials			3,912,098
Utilities - 4.6%
EDP Finance BV (Netherlands)
4.125%, 01/15/20[1]	200,000		207,424
Emgesa, S.A. ESP (Colombia)
8.750%, 01/25/21[1]	320,000,000	COP	113,733
Empresas Publicas de Medellin ESP (Colombia)
8.375%, 02/01/21[1]	390,000,000	COP	137,352
Petroleos Mexicanos (Mexico)
Series 14-2
7.470%, 11/12/26	3,800,000	MXN	189,576
Total Utilities			648,085
Total Corporate Bonds and Notes (Cost $7,074,172)			7,070,214
Asset-Backed Security - 0.5%
Trinity Rail Leasing, LLC, Series 2010-1A, Class A,
5.194%, 10/16/40 (Cost $73,091)[1]	73,091		76,737
U.S. Government and Agency Obligations - 4.2%
U.S. Treasury Obligations - 4.2%
U.S. Treasury Notes,
0.750%, 09/30/18	210,000		208,729

	Principal
	Amount†		Value
U.S. Treasury Notes,
0.875%, 06/15/19	$180,000		$178,263
1.375%, 05/31/20	210,000		208,876
Total U.S. Treasury Obligations	600,000		595,868
Foreign Government Obligations - 41.9%
Argentine Bonos del Tesoro
15.500%, 10/17/26	1,050,000	ARS	64,462
18.200%, 10/03/21	1,100,000	ARS	64,750
21.200%, 09/19/18	1,025,000	ARS	58,797
Argentine Republic Government International Bond
7.625%, 04/22/46	150,000		166,500
Bonos de la Tesoreria de la Republica en pesos Bonds
4.500%, 03/01/21	45,000,000	CLP	72,298
Brazil Notas do Tesouro Nacional Serie F, Notes
10.000%, 01/01/19	500,000	BRL	166,842
Canadian Government Bond
0.500%, 03/01/22	320,000	CAD	243,133
1.750%, 09/01/19	185,000	CAD	148,870
Corp. Andina de Fomento, Notes
4.375%, 06/15/22	280,000		302,557
Dominican Republic International, Bonds
8.625%, 04/20/27[1]	100,000		121,750
Export Development Canada
1.800%, 09/01/22	55,000	CAD	43,503
French Republic Government Bond OAT
4.250%, 10/25/23	510,000	EUR	756,613
Hungary Government International, Notes
5.375%, 03/25/24[4]	140,000		160,125
Indonesia Government International Bonds
4.750%, 01/08/26[1]	200,000		218,065
Indonesia Treasury Bonds
8.250%, 07/15/21	4,627,000,000	IDR	367,577
Series FR53
8.250%, 07/15/21	1,070,000,000	IDR	85,173
Mexican Bonos Bonds
Series M
6.500%, 06/10/21	850,000	MXN	46,388
Series M
8.000%, 12/07/23	600,000	MXN	35,062
Series M 20
7.500%, 06/03/27	5,434,200	MXN	311,474
Series M 30
10.000%, 11/20/36	8,655,400	MXN	613,711
New South Wales Treasury Corp., Bonds
Series 22
6.000%, 03/01/22	300,000	AUD	269,953
New Zealand Government, Bonds
2.000%, 09/20/25	460,000	NZD	355,950

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal
	Amount†		Value
Foreign Government Obligations - 41.9% (continued)
Romanian Government International Bond
2.875%, 05/26/28[1]	$35,00	0EUR	$43,013
Russian Federal Bond - OFZ
Series 6208
7.500%, 02/27/19	6,000,00	0RUB	104,302
South Africa Government Bond
Series R213
7.000%, 02/28/31	2,685,00	0ZAR	164,848
Spain Government Bonds
0.750%, 07/30/21	75,00	0EUR	90,329
1.600%, 04/30/25[1]	95,00	0EUR	116,772
4.400%, 10/31/23[1]	105,00	0EUR	151,684
Sweden Government Bond
Series 1057
1.500%, 11/13/23[1]	525,00	0SEK	69,260
Thailand Government Bonds
2.125%, 12/17/26	5,000,00	0THB	147,406
Turkey Government Bonds
11.000%, 03/02/22	255,00	0TRL	71,999
U.K. Gilt Bonds
2.000%, 09/07/25	130,00	0GBP	185,447
4.000%, 03/07/22	50,00	0GBP	76,719
Uruguay Government International Bonds
9.875%, 06/20/22[1]	1,040,00	0UYU	38,740
Total Foreign Government Obligations (Cost $5,840,848)			5,934,072

	Principal
	Amount†	Value
Short-Term Investments - 7.3%
Repurchase Agreements - 5.9%[6]
Cantor Fitzgerald Securities, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $830,834 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 10/12/17 - 05/20/67, totaling $847,375)	$830,760	$830,760

	Shares
Other Investment Companies - 1.4%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98%[7]	199,756	199,756
Total Short-Term Investments (Cost $1,030,516)		1,030,516
Total Investments - 103.9% (Cost $14,615,070)		14,707,407
Other Assets, less Liabilities - (3.9)%		(551,067)
Net Assets - 100.0%		$14,156,340

†	Principal amount stated in U.S. dollars unless otherwise stated.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2017, the value of these securities amounted to $3,663,717 or 25.9% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2017.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Some or all of these securities, amounting to $805,500 or 5.7% of net assets, were out on loan to various brokers.
[5]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[6]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[7]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

EMTN	European Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note

USD	US Dollars
EUR	Euro Dollar
GBP	British Pound
AUD	Australian Dollars
MXN	Mexico Peso
BRL	Brazil Real
COP	Colombia Peso
ARS	Argentina Peso
CLP	Chile Peso
CAD	Canadian Dollar
IDR	Indonesia Rupiah
NZD	New Zealand Dollar
RUB	Russia Ruble
ZAR	South Africa Rand
SEK	Sweden Krona
THB	Thailand Baht
TRL	Turkey Lira
UYU	Uruguay Peso

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

Open Forwards Contracts at September 30, 2017
		Settlement		Receivable	Payable	Unrealized
Foreign Currency	Position	Date	Counterparty	Amount	Amount	Gain/(Loss)
British Pound	Long	12/20/17	CS	$134,346	$132,392	$1,954
Euro	Long	12/20/17	MS	2,152,831	2,165,076	(12,245)
Japanese Yen	Long	12/20/17	CS	2,199,785	2,273,681	(73,896)
Swedish Krona	Long	12/21/17	UBS	71,569	71,551	18
Austrailan Dollar	Short	12/20/17	CS	471,239	460,001	11,238
Brazilian Real	Short	12/20/17	ML	187,344	182,677	4,667
Canadian Dollar	Short	12/20/17	HSBC	296,749	288,672	8,077
Indonesian Rupiah	Short	12/20/17	CS	231,692	229,226	2,466
Mexican Peso	Short	12/20/17	UBS	1,417,149	1,378,810	38,339
New Zealand Dollar	Short	12/20/17	CS	361,875	360,576	1,299
South African Rand	Short	12/20/17	UBS	171,972	164,009	7,963
Swiss Franc	Short	12/20/17	UBS	63,794	62,314	1,480

			Total	$7,760,345	$7,768,985	$(8,640)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$7,070,214	—	$7,070,214
Asset-Backed Security	—	76,737	—	76,737
U.S. Government and Agency Obligations†	—	595,868	—	595,868
Foreign Government Obligations	—	5,934,072	—	5,934,072
Short-Term Investments
Repurchase Agreements	—	830,760	—	830,760
Other Investment Companies	$199,756	—	—	199,756

Total Investments in Securities	$199,756	$14,507,651	—	$14,707,407

Financial Derivative Instruments - Assets
Foreign Currency Exchange Contracts	—	$77,501	—	$77,501
Financial Derivative Instruments - Liabilities
Foreign Currency Exchange Contracts	—	(86,141)	—	(86,141)

Total Financial Derivative Instruments	—	$(8,640)	—	$(8,640)

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

Country	Percent†
Argentina	4.1%
Australia	2.4%
Brazil	3.7%
Canada	4.5%
Cayman Islands	1.6%
Chile	2.4%
Colombia	1.8%
Dominican Republic	0.9%
France	7.7%
Germany	0.4%
Hungary	1.2%
Indonesia	4.9%
Israel	1.0%
Luxembourg	0.4%
Mexico	13.4%
Netherlands	2.2%
New Zealand	2.6%
Panama	1.1%
Peru	2.9%
Romania	0.3%
Russia	0.8%
South Africa	1.2%
South Korea	1.7%
Spain	2.6%
Sweden	0.5%
Thailand	1.1%
Turkey	0.5%
United Kingdom	7.7%
United States	21.9%
Uruguay	0.3%
Venezuela	2.2%

100.0%

†	As a percentage of total long-term investments as of September 30, 2017.

AMG Managers Special Equity Fund Schedule of Portfolio Investments (unaudited) September 30, 2017

	Shares	Value
Common Stocks - 95.4%
Consumer Discretionary - 12.4%
American Outdoor Brands Corp. *,1	12,888	$196,542
Big Lots, Inc. [1]	21,047	1,127,488
Burlington Stores, Inc. *	2,784	265,761
Canada Goose Holdings, Inc. (Canada)*	29,499	606,204
Capella Education Co.	3,825	268,324
Chegg, Inc. *,1	42,997	638,075
The Children’s Place, Inc. [1]	13,122	1,550,364
Cooper-Standard Holdings, Inc. *	10,097	1,170,949
Dave & Buster’s Entertainment, Inc. *	13,872	728,003
Dorman Products, Inc. *	18,310	1,311,362
Etsy, Inc. *	30,014	506,636
Express, Inc. *	25,569	172,846
Extended Stay America, Inc.	26,402	528,040
Floor & Decor Holdings, Inc., Class A *	10,905	424,532
Francesca’s Holdings Corp. *	21,200	156,032
Grand Canyon Education, Inc. *	4,146	376,540
iRobot Corp. *,1	13,832	1,065,894
LCI Industries	12,980	1,503,733
Libbey, Inc.	38,967	360,834
Liberty Tax, Inc.	31,827	458,309
Live Nation Entertainment, Inc. *	24,345	1,060,225
Malibu Boats, Inc., Class A *	17,700	560,028
Marriott Vacations Worldwide Corp.	4,172	519,539
MSG Networks, Inc., Class A *	4,800	101,760
The New York Times Co., Class A	11,500	225,400
Noodles & Co. *	17,557	77,251
Ollie’s Bargain Outlet Holdings, Inc. *	5,979	277,426
Penn National Gaming, Inc. *	16,500	385,935
PetMed Express, Inc.	10,400	344,760
Pier 1 Imports, Inc.	75,124	314,770
Planet Fitness, Inc., Class A	42,510	1,146,920
Roku, Inc. *	8,063	213,992
Scientific Games Corp., Class A *,1	10,005	458,729
Sinclair Broadcast Group, Inc., Class A [1]	13,185	422,579
SodaStream International, Ltd. (Israel)*,1	11,270	748,891
Sonic Corp. [1]	37,435	952,721
Steven Madden, Ltd. *	58,450	2,530,885
Strayer Education, Inc.	3,870	337,735

	Shares	Value
Tailored Brands, Inc.	11,603	$167,547
Total Consumer Discretionary		24,263,561
Consumer Staples - 3.7%
The Boston Beer Co., Inc, Class A *,1	2,600	406,120
Calavo Growers, Inc. [1]	32,766	2,398,471
Inter Parfums, Inc.	46,270	1,908,637
J&J Snack Foods Corp.	7,600	997,880
Medifast, Inc.	9,684	574,939
National Beverage Corp. [1]	4,871	604,248
Turning Point Brands, Inc. *	14,664	249,288
Total Consumer Staples		7,139,583
Energy - 1.7%
Abraxas Petroleum Corp. *	62,200	116,936
Callon Petroleum Co. *,1	87,445	982,882
GasLog, Ltd. (Monaco)[1]	40,518	707,039
Pioneer Energy Services Corp. *	43,582	111,134
WildHorse Resource Development Corp. *,1	111,770	1,488,776
Total Energy		3,406,767
Financials - 8.7%
Banc of California, Inc. [1]	137,140	2,845,655
Cadence BanCorp *	4,400	100,848
CenterState Bank Corp.	66,385	1,779,118
Cohen & Steers, Inc.	2,500	98,725
Employers Holdings, Inc.	2,200	99,990
Encore Capital Group, Inc. *	10,502	465,239
Evercore, Inc., Class A	21,449	1,721,282
Hamilton Lane, Inc., Class A	1,340	35,979
Heritage Insurance Holdings, Inc. [1]	21,196	279,999
Houlihan Lokey, Inc.	10,800	422,604
LegacyTexas Financial Group, Inc.	38,470	1,535,722
Moelis & Co., Class A	11,294	486,207
Pinnacle Financial Partners, Inc.	6,805	455,595
Primerica, Inc.	18,593	1,516,259
South State Corp.	10,580	952,729
Sterling Bancorp [1]	12,451	306,917
Texas Capital Bancshares, Inc. *	3,894	334,105
Universal Insurance Holdings, Inc.	25,196	579,508
Veritex Holdings, Inc. *	25,350	683,436
Webster Financial Corp.	7,769	408,261
Western Alliance Bancorp *	12,404	658,404

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 8.7% (continued)
Wintrust Financial Corp.	5,447	$426,555
World Acceptance Corp. *	5,490	455,066
WSFS Financial Corp.	8,437	411,304
Total Financials		17,059,507
Health Care - 24.1%
ABIOMED, Inc. *	972	163,879
Adeptus Health, Inc., Class A *	24,574	29,980
Agios Pharmaceuticals, Inc. *,1	9,180	612,765
Amicus Therapeutics, Inc. *,1	27,073	408,261
Anika Therapeutics, Inc. *	4,123	239,134
Avexis, Inc. *,1	6,356	614,816
Bluebird Bio, Inc. *,1	5,006	687,574
Blueprint Medicines Corp. *	15,828	1,102,737
Cambrex Corp. *	39,412	2,167,660
Cantel Medical Corp.	28,470	2,681,020
Cardiovascular Systems, Inc. *	11,402	320,966
Chemed Corp.	2,265	457,643
Clovis Oncology, Inc. *,1	6,373	525,135
Corcept Therapeutics, Inc. *,1	27,200	524,960
Cotiviti Holdings, Inc. *	70,485	2,536,050
Cross Country Healthcare, Inc. *	20,563	292,611
Cutera, Inc. *	18,543	766,753
Depomed, Inc. *,1	51,923	300,634
Dynavax Technologies Corp. *	10,311	221,687
Exact Sciences Corp. *,1	30,574	1,440,647
FibroGen, Inc. *,1	8,951	481,564
Foundation Medicine, Inc. *	9,058	364,132
Glaukos Corp. *,1	5,694	187,902
Halozyme Therapeutics, Inc. *	8,039	139,637
HealthEquity, Inc. *	8,242	416,880
ImmunoGen, Inc. *	32,582	249,252
Impax Laboratories, Inc. *	17,315	351,495
Innoviva, Inc. *	53,681	757,976
Inogen, Inc. *	12,241	1,164,119
Insmed, Inc. *	10,603	330,920
Insulet Corp. *,1	18,348	1,010,608
Intra-Cellular Therapies, Inc. *,1	13,352	210,695
Ironwood Pharmaceuticals, Inc. *,1	3,100	48,887
Lantheus Holdings, Inc. *	21,300	379,140
LeMaitre Vascular, Inc.	48,507	1,815,132
LHC Group, Inc. *	2,400	170,208
Ligand Pharmaceuticals, Inc. *,1	600	81,690

	Shares	Value
Lipocine, Inc. *	18,022	$71,547
Loxo Oncology, Inc. *,1	9,293	856,071
Luminex Corp.	12,700	258,191
Magellan Health, Inc. *	4,800	414,240
Masimo Corp. *	4,800	415,488
Medidata Solutions, Inc. *	23,210	1,811,773
MiMedx Group, Inc. *,1	8,316	98,794
Mirati Therapeutics, Inc. *	16,863	197,297
Neogen Corp. *	16,388	1,269,414
Nevro Corp. *	6,258	568,727
Ophthotech Corp. *	32,158	90,686
OraSure Technologies, Inc. *	61,213	1,377,292
PDL BioPharma, Inc. *	106,678	361,638
Penumbra, Inc. *,1	9,412	849,904
Portola Pharmaceuticals, Inc. *,1	9,251	499,832
PRA Health Sciences, Inc. *	53,189	4,051,406
Prestige Brands Holdings, Inc. *	28,510	1,428,066
Prothena Corp. PLC (Ireland)*,1	700	45,339
Puma Biotechnology, Inc. *,1	4,029	482,473
Quidel Corp. *	2,000	87,720
Radius Health, Inc. *,1	700	26,985
Repligen Corp. *,1	54,844	2,101,622
Sage Therapeutics, Inc. *	5,039	313,930
Sangamo Therapeutics, Inc. *	2,954	44,310
Sarepta Therapeutics, Inc. *	12,593	571,218
Spark Therapeutics, Inc. *,1	12,422	1,107,546
Supernus Pharmaceuticals, Inc. *	60,790	2,431,600
Tabula Rasa HealthCare, Inc. *	3,827	102,334
TESARO, Inc. *,1	2,764	356,832
Tivity Health, Inc. *	12,832	523,546
Ultragenyx Pharmaceutical, Inc. *	1,100	58,586
Zafgen, Inc. *	10,944	38,523
Total Health Care		47,168,079
Industrials - 16.8%
Aerojet Rocketdyne Holdings, Inc. *	7,016	245,630
Air Lease Corp.	14,456	616,115
Alamo Group, Inc.	4,300	461,691
Allison Transmission Holdings, Inc.	14,632	549,139
Apogee Enterprises, Inc.	5,127	247,429
Applied Industrial Technologies, Inc.	5,900	388,220
Argan, Inc.	14,797	995,098
Atlas Air Worldwide Holdings, Inc. *	10,466	688,663
Beacon Roofing Supply, Inc. *	13,121	672,451

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 16.8% (continued)
Brady Corp., Class A	5,700	$216,315
The Brink’s Co.	8,902	749,994
Builders FirstSource, Inc. *	44,198	795,122
BWX Technologies, Inc.	7,286	408,162
Comfort Systems USA, Inc.	17,160	612,612
Curtiss-Wright Corp.	6,039	631,317
Deluxe Corp.	21,605	1,576,301
DXP Enterprises, Inc. *	12,674	399,104
EMCOR Group, Inc.	1,500	104,070
Essendant, Inc.	9,456	124,536
The Greenbrier Cos., Inc. [1]	5,526	266,077
Harsco Corp. *	22,400	468,160
Hawaiian Holdings, Inc. *,1	20,552	771,728
Insperity, Inc.	3,200	281,600
Interface, Inc.	33,277	728,766
Kadant, Inc.	4,400	433,620
Knoll, Inc.	102,384	2,047,680
Kornit Digital, Ltd. (Israel)*,1	33,409	511,158
MasTec, Inc. *	14,869	689,922
Mercury Systems, Inc. *	24,275	1,259,387
Moog, Inc., Class A *	1,500	125,145
MSA Safety, Inc.	1,400	111,314
PGT Innovations, Inc. *	63,450	948,577
Ply Gem Holdings, Inc. *	31,646	539,564
Proto Labs, Inc. *	5,350	429,605
Quad/Graphics, Inc.	32,966	745,361
Quanta Services, Inc. *	17,064	637,682
RBC Bearings, Inc. *	1,995	249,674
Rush Enterprises, Inc., Class A *	19,775	915,385
Saia, Inc. *	42,710	2,675,781
SiteOne Landscape Supply, Inc. *,1	27,525	1,599,202
SP Plus Corp. *	7,200	284,400
SPX Corp. *	26,704	783,495
Team, Inc. *	26,723	356,752
Trex Co., Inc. *	2,061	185,634
Vectrus, Inc. *	4,700	144,948
Wabash National Corp. [1]	44,675	1,019,483
WageWorks, Inc. *	38,968	2,365,358
XPO Logistics, Inc. *	11,197	758,933
Total Industrials		32,816,360
Information Technology - 24.5%
2U, Inc. *,1	19,414	1,087,961

	Shares	Value
Acacia Communications, Inc. *,1	2,186	$102,961
Advanced Energy Industries, Inc. *	17,957	1,450,207
Alarm.com Holdings, Inc. *	10,597	478,772
Appfolio, Inc., Class A *	4,000	191,800
Aspen Technology, Inc. *	4,200	263,802
Barracuda Networks, Inc. *	7,022	170,143
Blackline, Inc. *,1	8,545	291,555
Blucora, Inc. *	17,700	447,810
BroadSoft, Inc. *,1	42,370	2,131,211
Cabot Microelectronics Corp.	19,315	1,543,848
Cavium, Inc. *	5,584	368,209
CEVA, Inc. *	39,641	1,696,635
ChannelAdvisor Corp. *	10,219	117,519
Ciena Corp. *	22,626	497,093
Cirrus Logic, Inc. *	14,143	754,105
Cognex Corp.	3,298	363,703
Coherent, Inc. *	1,141	268,329
CommVault Systems, Inc. *	17,284	1,050,867
Cornerstone OnDemand, Inc. *	2,342	95,109
CPI Card Group, Inc.	68,110	80,370
Ebix, Inc. [1]	5,442	355,091
Ellie Mae, Inc. *	12,570	1,032,374
Everi Holdings, Inc. *	100,756	764,738
EVERTEC, Inc. (Puerto Rico)	13,500	213,975
Fair Isaac Corp.	2,700	379,350
Five9, Inc. *	42,889	1,025,047
GrubHub, Inc. *,1	15,453	813,755
The Hackett Group, Inc.	36,123	548,708
HubSpot, Inc. *,1	10,550	886,727
Imperva, Inc. *	8,500	368,900
Inphi Corp. *,1	34,753	1,379,347
InterDigital, Inc.	4,200	309,750
IPG Photonics Corp. *	1,339	247,795
Itron, Inc. *	5,200	402,740
KEMET Corp. *	19,600	414,148
LogMeIn, Inc.	3,300	363,165
Lumentum Holdings, Inc. *	10,039	545,620
Materialise N.V., ADR (Belgium)*	7,971	116,058
MAXIMUS, Inc.	25,575	1,649,587
MaxLinear, Inc. *	43,120	1,024,100
Methode Electronics, Inc.	2,100	88,935
MINDBODY, Inc., Class A *	40,965	1,058,945
Mitek Systems, Inc. *	25,056	238,032

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.5% (continued)
Monolithic Power Systems, Inc.	12,932	$1,377,905
Nanometrics, Inc. *	10,500	302,400
Okta, Inc. *,1	4,191	118,228
Paycom Software, Inc. *,1	17,542	1,314,948
Paylocity Holding Corp. *	4,518	220,569
Pegasystems, Inc.	42,303	2,438,768
Progress Software Corp.	12,100	461,857
Proofpoint, Inc. *,1	18,128	1,581,124
Qualys, Inc. *	43,151	2,235,222
RingCentral, Inc., Class A *	26,805	1,119,109
Rogers Corp. *	2,600	346,528
Rudolph Technologies, Inc. *	8,700	228,810
Science Applications International Corp.	5,000	334,250
Shopify, Inc., Class A (Canada)*	3,172	369,506
Silicon Laboratories, Inc. *	12,525	1,000,747
Stamps.com, Inc. *,1	4,868	986,500
Synaptics, Inc. *	5,504	215,647
Syntel, Inc. *,1	19,766	388,402
TeleTech Holdings, Inc.	9,200	384,100
The Trade Desk, Inc., Class A *,1	15,031	924,557
TrueCar, Inc. *,1	16,008	252,766
Twilio, Inc., Class A *,1	8,095	241,636
Universal Display Corp.	7,115	916,768
Varonis Systems, Inc. *	7,843	328,622
Web.com Group, Inc. *	20,250	506,250
Wix.com, Ltd. (Israel)*	5,415	389,068
WNS Holdings, Ltd., ADR (India)*	20,145	735,292
Yelp, Inc. *	10,471	453,394
Total Information Technology		47,851,869
Materials - 2.2%
The Chemours Co.	3,900	197,379
Eagle Materials, Inc.	5,764	615,019
Ingevity Corp. *	2,200	137,434
Innophos Holdings, Inc.	1,900	93,461
Kronos Worldwide, Inc.	8,500	194,055
Louisiana-Pacific Corp. *	15,600	422,448
Minerals Technologies, Inc.	5,304	374,728
Myers Industries, Inc.	4,300	90,085

	Shares	Value
Quaker Chemical Corp.	4,990	$738,270
Trinseo, S.A.	8,175	548,543
Worthington Industries, Inc.	20,117	925,382
Total Materials		4,336,804
Real Estate - 0.6%
Altisource Portfolio Solutions, S.A. (Luxembourg)*	18,544	479,734
HFF, Inc., Class A	12,200	482,632
Redfin Corp. *,1	8,725	218,910
Total Real Estate		1,181,276
Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	25,570	1,250,373
Utilities - 0.1%
Pattern Energy Group, Inc. [1]	3,700	89,170
Spark Energy, Inc., Class A	10,210	153,150
Total Utilities		242,320
Total Common Stocks (Cost $148,957,289)		186,716,499
Rights - 0.0%#
Health Care - 0.0%#
Dyax Corp. Escrow Expiration 12/31/19*,2 (Cost $0)	4,700	47

	Principal Amount
Short-Term Investments - 19.8%
Repurchase Agreements - 14.6%[3]
Cantor Fitzgerald Securities, Inc., dated 09/29/17,due 10/02/17, 1.070% total to be received $6,789,242 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 10/12/17 - 05/20/67, totaling $6,924,410)	$6,788,637	6,788,637
Daiwa Capital Markets America, dated 09/29/17,due 10/02/17, 1.070% total to be received $6,789,242 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 10/12/17 - 12/01/51, totaling $6,924,410)	6,788,637	6,788,637
Deutsche Bank Securities, Inc., dated 09/29/17,due 10/02/17, 1.060% total to be received $5,031,024 (collateralized by various U.S. Government Agency Obligations, 0.750% - 8.000%, 10/31/17 - 05/15/45, totaling $5,131,194)	5,030,580	5,030,580

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 14.6% (continued)
MUFG Securities America, Inc., dated 09/29/17, due 10/02/17, 1.060% total to be received $4,691,396 (collateralized by various U.S. Government Agency Obligations, 1.920% - 5.370%, 01/01/19 - 08/20/67, totaling $4,784,802)	$4,690,982	$4,690,982
State of Wisconsin Investment Board, dated 09/29/17, due 10/02/17, 1.200% total to be received $5,284,564 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $5,399,399)	5,284,036	5,284,036
Total Repurchase Agreements		28,582,872

	Shares	Value
Other Investment Companies - 5.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92%[4]	10,089,391	$10,089,391
Total Short-Term Investments (Cost $38,672,263)		38,672,263
Total Investments - 115.2% (Cost $187,629,552)		225,388,809
Other Assets, less Liabilities - (15.2)%		(29,777,873)
Net Assets - 100.0%		$195,610,936

#	Less than 0.05%.
*	Non-income producing security.
[1]	Some or all of these securities, amounting to $28,083,162 or 14.4% of net assets, were out on loan to various brokers.
[2]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016. The security is valued using third party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$186,716,499	—	—	$186,716,499
Rights	—	—	$47	47
Short-Term Investments
Repurchase Agreements	—	$28,582,872	—	28,582,872
Other Investment Companies	10,089,391	—	—	10,089,391

Total Investments in Securities	$196,805,890	$28,582,872	$47	$225,388,809

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

At September 30, 2017, the Level 3 security are Rights received as a result of a corporate action.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted salesprice on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Notes to Schedules of Portfolio of Investments (unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: November 29, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: November 29, 2017